SENTRY LIFE INSURANCE COMPANY OF NEW YORK

                            Sentry Variable Account I
                      STATEMENTS OF ASSETS AND LIABILITIES
                                December 31, 2004

Assets:
Investments at value:

Janus Aspen Series:


Aspen Growth Portfolio, 1232 shares (cost $25,607)                                    $       24,717
Aspen Mid Cap Growth Portfolio, 7,989 shares (cost $398,536)                                 206,435
Aspen Worldwide Growth Portfolio, 45 shares (cost $1,006)                                      1,217
Aspen Balanced Portfolio, 277 shares (cost $5,892)                                             6,756

T. Rowe Price Fixed Income Series, Inc.:

Prime Reserve Portfolio, 41,297 shares (cost $41,297)                                         41,297
Limited Term Bond Portfolio, 20,671 shares (cost $104,003)                                   102,939

T. Rowe Price Equity Series, Inc.:

Equity Income Portfolio, 6,178 shares (cost $114,643)                                        138,025
Personal Strategy Balanced Portfolio, 19,062 shares (cost $289,709)                          338,543
Mid-Cap Growth Portfolio, 687 shares (cost $12,171)                                           16,185

T. Rowe Price International Series, Inc.:

International Stock Portfolio, 154 shares (cost $1,896)                                        2,067

Vanguard Variable Insurance Fund:

Balanced Portfolio, 195 shares (cost $2,862)                                                   3,638
Equity Index Portfolio, 127 shares (cost $2,672)                                               3,594
Small Company Growth Portfolio, 1,254 shares (cost $19,730)                                   24,420
Mid-Cap Index Portfolio, 721 shares (cost $9,943)                                             11,738
REIT Index Portfolio, 202 shares (cost $2,604)                                                 4,051
                                                                                          ----------

Net Assets                                                                                 $ 925,622














    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS



                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                     Janus Aspen                  Janus Aspen
                                                       Growth                    Mid Cap Growth
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Investment Income:
Dividends                                       $    35    $       20      $      -            $       -

Expenses:
Mortality and expense risk charges                  270           212         3,781                3,955
                                                    ---           ---         -----                -----
Net investment income (loss)                       (235)         (192)       (3,781)              (3,955)
                                                   ----          ----        ------               ------
Realized gains (losses) on investments:
Realized net investment gain (loss)                 (32)          (62)     (331,954)            (207,300)
Capital gain distributions received                   -             -             -                    -
                                                   ----          ----       -------              -------
Realized gain (loss) on investments and
 capital gain distributions, net                    (32)          (62)     (331,954)            (207,300)
Unrealized appreciation (depreciation), net       1,061         5,732       376,509              320,704
                                                  -----         -----       -------              -------
Net increase (decrease) in net assets
 from operations                                $   794    $    5,478      $ 40,774            $ 109,449
                                                =======    ==========      ========            =========

                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                    Janus Aspen                    Janus Aspen
                                                  Worldwide Growth                   Balanced
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Investment Income:
Dividends                                          $ 12         $   9         $ 147                $ 149

Expenses:
Mortality and expense risk charges                   13             9            74                   76
                                                     --             -            --                   --
Net investment income (loss)                         (1)            -            73                   73
                                                     --            --            --                   --
Realized gains (losses) on investments:
Realized net investment gain (loss)                   2            (1)            7                 (472)
Capital gain distributions received                   -             -             -                    -
                                                   ----           ---           ---                  ---
Realized gain (loss) on investments and
  capital gain distributions, net                     2            (1)            7                 (472)
Unrealized appreciation (depreciation), net          37           191           380                1,094
                                                     --           ---           ---                -----
Net increase (decrease) in net assets
 from operations                                   $ 38         $ 190         $ 460                $ 695
                                                   ====         =====         =====                =====



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS

                                                                        For the Years ended December 31,
                                                ------------------------------------------------------------------------------------
                                                     T. Rowe Price               T. Rowe Price                  T. Rowe Price
                                                     Prime Reserve            Limited Term Bond                 Equity Income
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------
Investment Income:
 Dividends                                     $    403        $  511     $   3,532          $     4,872     $   1,963     $  1,576
Expenses:
 Mortality and expense risk charges                 551           772         1,237                1,327         1,424          931
                                                    ---           ---         -----                -----         -----          ---
Net investment income (loss)                       (148)         (261)        2,295                3,545           539          645
                                                   ----          ----         -----                -----           ---          ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)                  -             -           598                3,593            88       (1,691)
 Capital gain distributions received                  -                           -                  218         2,929            -
                                                   ----          ----          ----                  ---         -----        -----
Realized gain (loss) on investments and
capital gain distributions, net                       -             -           598                3,811         3,017       (1,691)
Unrealized appreciation (depreciation), net           -             -        (2,955)              (3,027)       12,800       22,162
                                                   ----         ----         ------               ------        ------       ------
Net increase (decrease) in net assets
 from operations                               $   (148)       $ (261)    $     (62)         $     4,329     $  16,356     $ 21,116
                                               ========        ======     =========          ===========     =========     ========


                                                                        For the Years ended December 31,
                                                ------------------------------------------------------------------------------------
                                                     T. Rowe Price               T. Rowe Price                  T. Rowe Price
                                                Personal Strategy Balanced       Mid-Cap Growth                 International
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------
Investment Income:
 Dividends                                      $ 6,322      $  6,222       $     -              $     -         $  21   $        -
Expenses:
 Mortality and expense risk charges               3,554         2,954           149                   56            15            -
                                                  -----         -----           ---                   --            --          ---
Net investment income (loss)                      2,768         3,268          (149)                 (56)            6            -
                                                  -----         -----          ----                  ---             -          ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)              1,528        (7,048)           54                   12             -            -
 Capital gain distributions received              1,326           194             -                    -             -            -
                                                  -----           ---          ----                  ---           ---          ---
Realized gain (loss) on investments and
capital gain distributions, net                   2,854        (6,854)           54                   12             -            -
Unrealized appreciation (depreciation), net      29,562        63,606         2,189                1,692           171            -
                                                 ------        ------         -----                -----           ---          ---
Net increase (decrease) in net assets
 from operations                                $35,184      $ 60,020       $ 2,094              $ 1,648         $ 177   $        -
                                                =======      ========       =======              =======         =====   ==========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF OPERATIONS

                                                                        For the Years Ended December 31,
                                                ------------------------------------------------------------------------------------
                                                       Vanguard                   Vanguard                          Vanguard
                                                       Balanced                 Equity Index                  Small Company Growth
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------
Investment Income:
 Dividends                                        $  84         $  79       $    43               $   39       $    11      $     -
Expenses:
 Mortality and expense risk charges                  41            27            41                   29           235           69
                                                     --            --            --                   --           ---           --
Net investment income (loss)                         43            52             2                   10          (224)         (69)
                                                     --            --             -                   --          ----          ---
Realized gains (losses) on investments:
 Realized net investment gain (loss)                  9             2            11                    4           230           19
 Capital gain distributions received                  -             -            85                   80             -            -
                                                    ---           ---            --                   --           ---          ---
Realized gain (loss) on investments and
capital gain distributions, net                       9             2            96                   84           230           19
Unrealized appreciation (depreciation), net         267           509           209                  712         2,466        2,224
                                                    ---           ---           ---                  ---         -----        -----
Net increase (decrease) in net assets
 from operations                                  $ 319         $ 563       $   307               $  806       $ 2,472      $ 2,174
                                                  =====         =====       =======               ======       =======      =======

                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                     Vanguard                     Vanguard
                                                  Mid-Cap Index                  REIT Index
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Investment Income:
 Dividends                                      $    23       $     -         $ 117              $  137
Expenses:
 Mortality and expense risk charges                  97             4            46                  39
                                                     --             -            --                  --
Net investment income (loss)                        (74)           (4)           71                  98
                                                    ---            --            --                  --
Realized gains (losses) on investments:
 Realized net investment gain (loss)                 12             -           152                   4
 Capital gain distributions received                  -             -            78                 106
                                                    ---           ---            --                 ---
Realized gain (loss) on investments and
capital gain distributions, net                      12             -           230                 110
Unrealized appreciation (depreciation), net       1,660           135           589                 885
                                                  -----           ---           ---                 ---
Net increase (decrease) in net assets
 from operations                                $ 1,598       $   131         $ 890              $1,093
                                                =======       =======         =====              ======

    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS

                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                     Janus Aspen                    Janus Aspen
                                                       Growth                     Mid Cap Growth
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                   $  (235)    $    (192)  $    (3,781)        $    (3,955)
Realized gains (losses) on investments              (32)          (62)     (331,954)           (207,300)
 Unrealized appreciation (depreciation), net      1,061         5,732       376,509             320,704
                                                  -----         -----       -------             -------
Net increase (decrease) in net assets from          794         5,478        40,774             109,449
operations                                          ---         -----        ------             -------

Contract transactions:
 Purchase payments                                  199           589             -                   -
 Transfers between subaccounts, net                   -             -             -                   -
 Withdrawals                                          -             -      (211,419)            (92,856)
 Contract maintenance fees                          (19)          (19)         (651)               (734)
 Surrender charges                                    -             -           (40)               (132)
                                                   ----          ----           ---                ----
Net increase (decrease) in net assets
 derived from contract transactions                 180           570      (212,110)            (93,722)
                                                    ---           ---      --------             -------
Total increase (decrease) in net assets             974         6,048      (171,336)             15,727
Net assets at beginning of year                  23,743        17,695       377,771             362,044
                                                 ------        ------       -------             -------
Net assets at end of year                       $24,717     $  23,743   $   206,435         $   377,771
                                                =======     =========   ===========         ===========

                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                     Janus Aspen                    Janus Aspen
                                                   Worldwide Growth                  Balanced
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                   $    (1)      $     -       $    73            $     73
Realized gains (losses) on investments                2            (1)            7                (472)
 Unrealized appreciation (depreciation), net         37           191           380               1,094
                                                     --           ---           ---               -----
Net increase (decrease) in net assets from           38           190           460                 695
operations                                           --           ---           ---                 ---

Contract transactions:
 Purchase payments                                  100           293             -                   -
 Transfers between subaccounts, net                   -             -             -                   -
 Withdrawals                                          -             -             -              (5,008)
 Contract maintenance fees                          (11)          (10)          (41)                (62)
 Surrender charges                                    -             -             -                  (8)
                                                   ----          ----          ----                 ----
Net increase (decrease) in net assets
 derived from contract transactions                  89           283           (41)             (5,078)
                                                     --           ---           ---              ------
Total increase (decrease) in net assets             127           473           419              (4,383)
Net assets at beginning of year                   1,090           617         6,337              10,720
                                                  -----           ---         -----              ------
Net assets at end of year                       $ 1,217       $ 1,090       $ 6,756            $  6,337
                                                =======       =======       =======            ========


    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS


                                                                        For the Years Ended December 31,
                                                ------------------------------------------------------------------------------------
                                                      T. Rowe Price             T. Rowe Price                   T. Rowe Price
                                                      Prime Reserve           Limited Term Bond                 Equity Income
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $   (148)    $    (261)    $   2,295            $   3,545     $     539     $    645
Realized gains (losses) on investments                -             -           598                3,811         3,017       (1,691)
 Unrealized appreciation (depreciation), net          -             -        (2,955)              (3,027)       12,800       22,162
                                                   ----          ----        ------               ------        ------       ------
Net increase (decrease) in net assets from         (148)         (261)          (62)               4,329        16,356       21,116
operations                                         ----          ----           ---                -----        ------       ------

Contract transactions:
 Purchase payments                                3,633         6,760         2,376                2,976         5,424        4,824
 Transfers between subaccounts, net             (28,160)            -        (3,486)             (40,217)          301       35,285
 Withdrawals                                     (1,365)      (18,760)       (7,499)             (12,709)            -       (6,877)
 Contract maintenance fees                          (57)         (115)         (180)                (220)          (74)        (103)
 Surrender charges                                  (39)          (18)          (41)                 (10)            -          (11)
                                                    ---           ---           ---                  ---          ----          ---
Net increase (decrease) in net assets
 derived from contract transactions             (25,988)      (12,133)       (8,830)             (50,180)        5,651       33,118
                                                -------       -------        ------              -------         -----       ------
Total increase (decrease) in net assets         (26,136)      (12,394)       (8,892)             (45,851)       22,007       54,234
Net assets at beginning of year                  67,433        79,827       111,831              157,682       116,018       61,784
                                                 ------        ------       -------              -------       -------       ------
Net assets at end of year                      $ 41,297     $  67,433     $ 102,939            $ 111,831     $ 138,025     $116,018
                                               ========     =========     =========            =========     =========     ========

                                                                        For the Years Ended December 31,
                                                ------------------------------------------------------------------------------------
                                                      T. Rowe Price             T. Rowe Price                   T. Rowe Price
                                                Personal Strategy Balanced      Mid-Cap Growth                  International
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $  2,768      $  3,268      $   (149)             $   (56)      $     6         $  -
Realized gains (losses) on investments            2,854        (6,854)           54                   12             -            -
Unrealized appreciation (depreciation), net      29,562        63,606         2,189                1,692           171            -
                                                 ------        ------         -----                -----           ---          ---
Net increase (decrease) in net assets from       35,184        60,020         2,094                1,648           177            -
 operations                                      ------        ------         -----                -----           ---          ---
Contract transactions:
 Purchase payments                               14,060        15,973           300                3,936           150            -
 Transfers between subaccounts, net               8,706             -         5,226                    -         1,741            -
 Withdrawals                                    (34,109)      (28,438)            -                    -             -            -
 Contract maintenance fees                         (417)         (496)           (6)                  (1)           (1)           -
 Surrender charges                                 (135)          (32)            -                    -             -            -
                                                   ----           ---          ----                -----         -----         ----
Net increase (decrease) in net assets
 derived from contract transactions             (11,895)      (12,993)        5,520                3,935         1,890            -
                                                -------       -------         -----                -----         -----          ---
Total increase (decrease) in net assets          23,289        47,027         7,614                5,583         2,067            -
Net assets at beginning of year                 315,254       268,227         8,571                2,988             -            -
                                                -------       -------         -----                -----         -----          ----
Net assets at end of year                      $338,543      $315,254      $ 16,185              $ 8,571       $ 2,067         $  -
                                               ========      ========      ========              =======       =======          ====



    The accompanying notes are an integral part of these financial statements

SENTRY LIFE INSURANCE COMPANY OF NEW YORK
Sentry Variable Account I
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        For the Years Ended December 31,
                                                ------------------------------------------------------------------------------------
                                                      Vanguard                    Vanguard                          Vanguard
                                                      Balanced                  Equity Index                  Small Company Growth
                                                ------------------------ ---------------------------------   -----------------------
                                                   2004       2003            2004             2003            2004          2003
                                                -------- --------------- --------------- -----------------   ---------- ------------

Increase (decrease) in net assets from operations:
 Net investment income (loss)                   $    43       $    52       $     2             $     10      $   (224)     $   (69)
Realized gains (losses) on investments                9             2            96                   84           230           19
 Unrealized appreciation (depreciation), net        267           509           209                  712         2,466        2,224
                                                    ---           ---           ---                  ---         -----        -----
Net increase (decrease) in net assets from          319           563           307                  806         2,472        2,174
operations                                          ---           ---           ---                  ---         -----        -----

Contract transactions:
 Purchase payments                                    -         2,394             -                2,394           600        8,394
 Transfers between subaccounts, net                 368             -            94                    -         8,345        2,466
 Withdrawals                                          -             -             -                    -             -            -
 Contract maintenance fees                           (6)            -            (7)                   -           (31)           -
 Surrender charges                                    -             -             -                    -             -            -
                                                   ----          ----           ---                 ----          ----         ----
Net increase (decrease) in net assets
 derived from contract transactions                 362         2,394            87                2,394         8,914       10,860
                                                    ---         -----            --                -----         -----       ------
Total increase (decrease) in net assets             681         2,957           394                3,200        11,386       13,034
Net assets at beginning of year                   2,957             -         3,200                    -        13,034            -
                                                  -----         -----         -----                -----        ------         ----
Net assets at end of year                       $ 3,638       $ 2,957       $ 3,594             $  3,200      $ 24,420      $13,034
                                                =======       =======       =======             ========      ========      =======


                                                             For the Years ended December 31,
                                                ----------------------------------------------------------
                                                      Vanguard                      Vanguard
                                                     Mid-Cap Index                  REIT Index
                                                ------------------------ ---------------------------------
                                                   2004       2003            2004             2003
                                                -------- --------------- --------------- -----------------
Increase (decrease) in net assets from operations:
 Net investment income (loss)                  $    (74)      $    (4)      $    71             $     98
Realized gains (losses) on investments               12             -           230                  110
 Unrealized appreciation (depreciation), net      1,660           135           589                  885
                                                  -----           ---           ---                  ---
Net increase (decrease) in net assets from        1,598           131           890                1,093
operations                                        -----           ---           ---                -----
Contract transactions:
 Purchase payments                                  600             -             -                2,394
 Transfers between subaccounts, net               6,965         2,466          (100)                   -
 Withdrawals                                          -             -          (893)                   -
 Contract maintenance fees                          (22)            -            (7)                 (10)
 Surrender charges                                    -             -           (42)                   -
                                                    ---           ---           ---                  ---
Net increase (decrease) in net assets
 derived from contract transactions               7,543         2,466        (1,042)               2,384
                                                  -----         -----        ------                -----
Total increase (decrease) in net assets           9,141         2,597          (152)               3,477
Net assets at beginning of year                   2,597             -         4,203                  726
                                                  -----           ---         -----                  ---
Net assets at end of year                      $ 11,738       $ 2,597       $ 4,051             $  4,203
                                               ========       =======       =======             ========


    The accompanying notes are an integral part of these financial statements

NOTES TO FINANCIAL STATEMENTS
December 31, 2004 and 2003

1. Organization

     The Sentry Variable Account I (the Variable Account) is a segregated investment account of the Sentry Life Insurance Company of New York (the Company) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account was established by the Company on August 24, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. It is an accounting entity wherein all segregated account transactions are reflected. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price International Series, Inc., Janus Aspen Series, and Vanguard Variable Insurance Fund (collectively the Funds) at each portfolio's net asset value in accordance with the selection made by the contract owners.

     The Funds are diversified open-end management companies registered under the Investment Company Act of 1940. A copy of the Funds' Annual Reports are included in the Variable Account's Annual Report.

2. Significant Accounting Policies

     Valuation of Investments

     Investments in shares of the Funds are valued at each Fund's offering and redemption price.


     Securities Transactions and Investment Income

     Transactions in shares of the Funds are recorded on the trade date (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

     Federal Income Taxes

     The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

     Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

December 31, 2004 and 2003

3. Purchases and Sales of Securities In 2004, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                      Proceeds
                                                         Purchases    on Sales
                                                         ---------    --------
Janus Aspen Growth Portfolio                             $   235     $     289
Janus Aspen Mid Cap Growth Portfolio                          -        215,891
Janus Aspen Worldwide Growth Portfolio                       112            24
Janus Aspen Balanced Portfolio                               147           114
T. Rowe Price Prime Reserve Portfolio                      4,035        30,171
T. Rowe Price Limited Term Bond Portfolio                  5,908        12,443
T. Rowe Price Equity Income Portfolio                     10,618         1,498
T. Rowe Price Personal Strategy Balanced Portfolio        30,413        38,216
T. Rowe Price Mid-Cap Growth Portfolio                     5,525           155
T. Rowe Price International Stock Portfolio                1,912            17
Vanguard Balanced Portfolio                                  452            48
Vanguard Equity Index Portfolio                              222            48
Vanguard Small Company Growth Portfolio                    9,318           629
Vanguard Mid-Cap Index Portfolio                           7,587           118
Vanguard REIT Index Portfolio                                195         1,088
                                                             ---         -----
 Total                                                   $76,679     $ 300,749
                                                         =======     =========


     In 2003, purchases and proceeds on sales of the Funds' shares were as follows:

                                                                      Proceeds
                                                         Purchases    on Sales
                                                         ---------    --------
Janus Aspen Growth Portfolio                            $    608      $    231
Janus Aspen Mid Cap Growth Portfolio                       5,703       103,376
Janus Aspen Worldwide Growth Portfolio                       303            19
Janus Aspen Balanced Portfolio                               150         5,155
T. Rowe Price Prime Reserve Portfolio                      7,271        19,664
T. Rowe Price Limited Term Bond Portfolio                  8,067        54,484
T. Rowe Price Equity Income Portfolio                     41,686         7,924
T. Rowe Price Personal Strategy Balanced Portfolio        33,322        42,854
T. Rowe Price Mid-Cap Growth Portfolio                     3,936            57
Vanguard Balanced Portfolio                                2,473            27
Vanguard Equity Index Portfolio                            2,512            29
Vanguard Small Company Growth Portfolio                   10,860            69
Vanguard Mid-Cap Index Portfolio                           2,466             4
Vanguard REIT Index Portfolio                              2,637            48
                                                           -----            --
 Total                                                  $121,994      $233,941
                                                        ========      ========
4.   Expenses and Related Party Transactions

     A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (.80% mortality and .40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract. Until May 1, 2004 the Company elected to pass through to the Variable Account any administrative allowances received from the Funds. Allowances equal to .15% of the daily net asset value of the Janus Aspen and T. Rowe Price portfolios are reflected on the Statements of Operations as a reduction to mortality and expense risk charges.

     The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

December 31, 2004 and 2003

     There are no deductions made from purchase payments for sales charges at the time of purchase. However, a contingent deferred sales charge may be deducted in the event of a surrender to reimburse the Company for expenses incurred which are related to contract sales. Contingent deferred sales charges apply to each purchase payment and are graded from 6% during the first contract year to 0% in the seventh contract year.
     Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be charged against the contract value. Premium taxes up to 4% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently intends to advance such premium taxes and to deduct the premium taxes from a contract owner's contract value at the time of annuitization or surrender.

5. Changes in Units Outstanding

     The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                Units     Units    Net Increase
                                                Issued   Redeemed   (Decrease)
                                                ------   --------   ----------

Janus Aspen Growth Portfolio                      35           4            31
Janus Aspen Mid Cap Growth Portfolio               -       6,134        (6,134)
Janus Aspen Worldwide Growth Portfolio            17           2            15
Janus Aspen Balanced Portfolio                     -           5            (5)
T. Rowe Price Prime Reserve Portfolio            182       1,484        (1,302)
T. Rowe Price Limited Term Bond Portfolio         76         358          (282)
T. Rowe Price Equity Income Portfolio            455           6           449
T. Rowe Price Personal Strategy Balanced
 Portfolio                                       672       1,023          (351)
T. Rowe Price Mid-Cap Growth Portfolio           484           1           483
T. Rowe Price International Stock Portfolio      266          -            266
Vanguard Balanced Portfolio                       33           1            32
Vanguard Equity Index Portfolio                    9           1             8
Vanguard Small Company Growth Portfolio          824          35           789
Vanguard Mid-Cap Index Portfolio                 694           2           692
Vanguard REIT Index Portfolio                     -           85           (85)


          The changes in units outstanding for the year ended December 31, 2003 were as follows:


                                                Units     Units    Net Increase
                                                Issued   Redeemed   (Decrease)
                                                ------   --------   ----------
Janus Aspen Growth Portfolio                     122           4           118
Janus Aspen Mid Cap Growth Portfolio             177       3,361        (3,184)
Janus Aspen Worldwide Growth Portfolio            62           2            60
Janes Aspen Balanced Portfolio                     -         606          (606)
T. Rowe Price Prime Reserve Portfolio            337         942          (605)
T. Rowe Price Limited Term Bond Portfolio         96       1,717        (1,621)
T. Rowe Price Equity Income Portfolio          3,948         726         3,222
T. Rowe Price Personal Strategy Balanced
 Portfolio                                       967       1,450          (483)
T. Rowe Price Mid-Cap Growth Portfolio           412          -            412
Vanguard Balanced Portfolio                      273          -            273
Vanguard Equity Index Portfolio                  310          -            310
Vanguard Small Company Growth Portfolio        1,223          -          1,223
Vanguard Mid-Cap Index Portfolio                 247          -            247
Vanguard REIT Index Portfolio                    258          -            258

December 31, 2004 and 2003

6. Financial Highlights

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2004 follows:

                                                                                        Expenses     Income
                                                                                       as a % of     as a % of
                                                                  Net Assets           Average       Average
                                                                  ----------
                                                                Unit                    Net            Net           Total
                                                      Units    Value        (000's)    Assets*        Assets         Return
                                                     ------- ----------- ----------- --------------- ----------- -------------
Janus Aspen Growth Portfolio                          4,182    $ 5.91      $  25        1.20 %        0.15 %         3.32 %
Janus Aspen Mid Cap Growth Portfolio                  5,179     39.86        206        1.20           -            19.38
Janus Aspen Worldwide Growth Portfolio                  211      5.76          1        1.20          1.04           3.58
Janus Aspen Balanced Portfolio                          662     10.20          7        1.20          2.29           7.29
T. Rowe Price Prime Reserve Portfolio                 2,071     19.94         41        1.20          0.85          (0.27)
T. Rowe Price Limited Term Bond Portfolio             3,282     31.36        103        1.20          3.29          (0.06)
T. Rowe Price Equity Income Portfolio                 9,965     13.85        138        1.20          1.58          13.61
T. Rowe Price Personal Strategy Balanced Portfolio    9,153     36.99        339        1.20          2.05          11.51
T. Rowe Price Mid-Cap Growth Portfolio                1,271     12.73         16        1.20            -           17.00
T. Rowe Price International Stock Portfolio             266      7.77          2        1.20          1.53          12.47
Vanguard Balanced Portfolio                             305     11.92          4        1.20          2.51           9.93
Vanguard Equity Index Portfolio                         318     11.30          4        1.20          1.29           9.45
Vanguard Small Company Growth Portfolio               2,012     12.13         24        1.20          0.06          13.90
Vanguard Mid-Cap Index Portfolio                        939     12.50         12        1.20          0.27          18.86
Vanguard REIT Index Portfolio                           250     16.18          4        1.20          3.13          28.94

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

     A summary of unit values, units outstanding and certain financial performance information for each subaccount or variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2003 follows:

                                                                                        Expenses     Income
                                                                                       as a % of     as a % of
                                                                  Net Assets           Average       Average
                                                                  ----------
                                                                Unit                    Net            Net           Total
                                                      Units    Value        (000's)    Assets*        Assets         Return
                                                     ------- ----------- ----------- --------------- ----------- -------------
Janus Aspen Growth Portfolio                           4,151    $  5.72    $  24        1.20 %        0.10 %        30.19 %
Janus Aspen Mid Cap Growth Portfolio                  11,313      33.39      378        1.20           -            33.53
Janus Aspen Worldwide Growth Portfolio                   196       5.56        1        1.20          1.11          22.52
Janus Aspen Balanced Portfolio                           667       9.51        6        1.20          2.12          12.69
T. Rowe Price Prime Reserve Portfolio                  3,373      19.99       67        1.20          0.71          (0.54)
T. Rowe Price Limited Term Bond Portfolio              3,564      31.38      112        1.20          3.85           3.01
T. Rowe Price Equity Income Portfolio                  9,516      12.19      116        1.20          1.77          24.02
T. Rowe Price Personal Strategy Balanced Portfolio     9,504      33.17      315        1.20          2.20          23.33
T. Rowe Price Mid-Cap Growth Portfolio                   788      10.88        9        1.20           -            36.78
Vanguard Balanced Portfolio                              273      10.84        3        1.20          3.52          18.82
Vanguard Equity Index Portfolio                          310      10.32        3        1.20          1.64          26.74
Vanguard Small Company Growth Portfolio                1,223      10.65       13        1.20           -            39.20
Vanguard Mid-Cap Index Portfolio                         247      10.52        3        1.20           -            32.27
Vanguard REIT Index Portfolio                            335      12.55        4        1.20          4.27          33.68


* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

December 31, 2004 and 2003

     A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the period ended December 31, 2002 follows:

                                                                                        Expenses     Income
                                                                                       as a % of     as a % of
                                                                  Net Assets           Average       Average
                                                                  ----------
                                                                Unit                    Net            Net           Total
                                                      Units    Value        (000's)    Assets*        Assets         Return
                                                     ------- ----------- ----------- --------------- ----------- -------------
Janus Aspen Growth Portfolio                           4,033   $ 4.39      $  18        1.20 %         -   %        (27.29) %
Janus Aspen Aggressive Growth Portfolio               14,497    24.97        362        1.20           -            (28.69)
Janus Aspen Capital Appreciation Portfolio                 0      -            0        1.20          0.41          (16.56)
Janus Aspen Worldwide Growth Portfolio                   136     4.53          1        1.20          0.54          (26.29)
Janus Aspen Balanced Portfolio                         1,273     8.42         11        1.20          2.45           (7.42)
T. Rowe Price Prime Reserve Portfolio                  3,978    20.07         80        1.20          1.45            0.41
T. Rowe Price Limited Term Bond Portfolio              5,185    30.41        158        1.20          4.80            4.31
T. Rowe Price Equity Income Portfolio                  6,294     9.82         62        1.20          1.71          (14.03)
T. Rowe Price Personal Strategy Balanced Portfolio     9,987    26.86        268        1.20          2.55           (8.77)
T. Rowe Price Mid-Cap Growth Portfolio                   376     7.95          3        1.20           -       ***  (20.54) **
Vanguard REIT Index Portfolio                             77     9.37          1        1.20           -       ***   (6.26) **

* Excluding the effect of the expenses of the underlying fund portfolios, administrative allowances received from the Company, and administrative fees charged directly to contract holder accounts.

**   For the period May 1, 2002 through December 31, 2002.

***  Annualized.

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Sentry Life Insurance Company of New York
   and
The Contract Owners of
Sentry Variable Account I:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Sentry Variable Account I, and its Janus Aspen Growth Portfolio, Janus Aspen Mid Cap Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio, T. Rowe Price Prime Reserve Portfolio, T. Rowe Price Limited Term Bond Portfolio, T. Rowe Price Equity Income Portfolio, T. Rowe Price Personal Strategy Balanced Portfolio, T. Rowe Price Mid-Cap Growth Portfolio, T. Rowe Price International Stock Portfolio, Vanguard Balanced Portfolio, Vanguard Equity Index Portfolio, Vanguard Small Company Growth Portfolio, Vanguard Mid-Cap Index Portfolio, and Vanguard REIT Index Portfolio at December 31, 2004, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements (hereafter referred to as "financial statements") are the responsibility of Sentry Life Insurance Company of New York's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the investment advisors, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Chicago, Illinois
February 9, 2005